Label	Element	Value
Oberweis Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	OBERWEIS GLOBAL OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Oberweis Global Opportunities Fund’s investment objective is to maximize capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of relatively small companies, which, at the time of investment, have a market capitalization of less than or equal to $1.5 billion or are within the range of companies represented in the MSCI ACWI Small-Cap Index, whichever is greater. The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value. The Fund may invest without limit in U.S. and non-U.S. companies. The non-U.S. companies in which the Fund invests may be securities of companies in developed or developing (or emerging) markets, including Chinese securities acquired through the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect, as well as equity-linked certificates (also called Participatory Notes) which are expected to provide the fund exposure to certain classes of shares traded in foreign markets which would otherwise not be available to the Fund. The Fund may invest in equity-linked certificates issued and/or guaranteed by counterparties rated A or better by Moody’s or Standard & Poor’s Corporation or issued and/or guaranteed by counterparties deemed to be of similar quality by OAM. Equity-linked certificates are derivative securities generally issued by banks or broker-dealers that are linked to the performance of an underlying foreign security. OAM anticipates that approximately 40 – 60% of the Fund’s assets, on average over time, will be invested in emerging growth companies outside the United States.

The Fund seeks to invest in up-and-coming companies which OAM believes have the potential for increasing profitability and accelerating growth. The Fund seeks to invest in equity securities that typically exhibit the following characteristics:

Under-Appreciated Revenue and Earnings Growth — potential for revenue and/or earnings growth in excess of consensus expectations.

Timely Catalyst — a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that consensus analyst expectations are too low.

Inflection Point of Change — a business that is experiencing change — often from a new product, a new management team or a regulatory change — as these changes can drive unexpected or underestimated growth. A significant gap generally exists between OAM’s forecasts and consensus analyst expectations.

Limited Analyst Coverage — a company not widely followed by other analysts to maximize the chances of finding misunderstood situations.

Sustainability — a sustainable business with a competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, a reasonable barrier to competitive entry.

Operating Leverage — profitable and scalable business model, which tends to generate rising net profits margins as revenue growth accelerates.

Valuation — undervalued based on OAM’s growth forecasts and historical valuation metrics afforded the company and/or peers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of relatively small companies, which, at the time of investment, have a market capitalization of less than or equal to $1.5 billion or are within the range of companies represented in the MSCI ACWI Small-Cap Index, whichever is greater.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-245-7311
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	oberweisfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	BEST QUARTER WORST QUARTER 2Q 2020 40.03% 4Q 2018 -24.28%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than or the same as other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and an additional index with characteristics relevant to the Fund. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than or the same as other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.

Oberweis Global Opportunities Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund.
Oberweis Global Opportunities Fund | Small-sized Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small-sized Company RiskThe Fund is subject to small company risk. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.
Oberweis Global Opportunities Fund | Risks Associated with Non-U.S. Companies [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks Associated with Non-U.S. CompaniesInvestments by the Fund in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets, and adoption of adverse foreign government trade restrictions. There may be less publicly available information about a non-U.S. company than about a U.S. company. Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company’s operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.
Oberweis Global Opportunities Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities RiskEquity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, or a particular company.
Oberweis Global Opportunities Fund | Emerging Market Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Market RisksIn addition to the risks associated with non-U.S. companies in developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.
Oberweis Global Opportunities Fund | Equity-linked Certificates Risk Equity [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity-linked Certificates RiskEquity-linked certificates (also called Participatory Notes) are generally subject to the same risks as the foreign equity securities or the basket foreign securities they are linked to. Upon the maturity of the certificate, the holder generally receives a return of principal based on the capital appreciation of the linked security. If the linked security declines in value, the certificate may return a lower amount at maturity. The trading price of an equity-linked certificate also depends on the value of the linked security. Equity-linked certificates involve further risks associated with:• purchases and sales of certificates, including the possibility that exchange rate fluctuations may negatively affect the value of a certificate,• the credit quality of the certificate’s issuer and/or guarantor, and• liquidity risks and restrictions on transferability.Ratings of issuers or guarantors of equity-linked certificates refer only to the issuer or guarantor’s creditworthiness. They provide no indication of the potential risks of the linked securities.
Oberweis Global Opportunities Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency RiskCurrency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or currency controls or political developments in the United States or abroad. The Fund may incur currency conversion costs (being the spread between buying and selling of the currency) and subject to exchange rate fluctuation risks in any such currency conversion, which may adversely affect the market value of the Fund’s investments.
Oberweis Global Opportunities Fund | Technology Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Technology Sector RiskInformation technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. These risks are heightened for information technology companies in foreign markets.
Oberweis Global Opportunities Fund | Investment Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Style RiskThere is no assurance that the common stocks of companies selected using OAM’s investment criteria will achieve long-term growth in market value.
Oberweis Global Opportunities Fund | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover RiskIn the past, the Fund has experienced high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed.
Oberweis Global Opportunities Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.24%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.16%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.28%	[1]
Oberweis Global Opportunities Fund | MSCI ACWI Small Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Small Cap Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.84%
5 Years	rr_AverageAnnualReturnYear05	9.85%
10 Years	rr_AverageAnnualReturnYear10	6.66%
Oberweis Global Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,802
Annual Return 2014	rr_AnnualReturn2014	(8.75%)
Annual Return 2015	rr_AnnualReturn2015	10.02%
Annual Return 2016	rr_AnnualReturn2016	(1.54%)
Annual Return 2017	rr_AnnualReturn2017	33.30%
Annual Return 2018	rr_AnnualReturn2018	(25.66%)
Annual Return 2019	rr_AnnualReturn2019	25.67%
Annual Return 2020	rr_AnnualReturn2020	55.55%
Annual Return 2021	rr_AnnualReturn2021	20.92%
Annual Return 2022	rr_AnnualReturn2022	(26.80%)
Annual Return 2023	rr_AnnualReturn2023	6.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.28%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	12.98%
10 Years	rr_AverageAnnualReturnYear10	6.07%
Oberweis Global Opportunities Fund | Investor Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	11.31%
10 Years	rr_AverageAnnualReturnYear10	4.25%
Oberweis Global Opportunities Fund | Investor Class | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.79%
5 Years	rr_AverageAnnualReturnYear05	10.51%
10 Years	rr_AverageAnnualReturnYear10	4.58%
Oberweis Global Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511
Label	rr_AverageAnnualReturnLabel	Institutional Class (Return Before Taxes)
1 Year	rr_AverageAnnualReturnYear01	6.67%
5 Years	rr_AverageAnnualReturnYear05	13.26%
10 Years	rr_AverageAnnualReturnYear10	7.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017

[1]	The Fund changed its broad-based securities market index from the MSCI ACWI Small Cap Index to the MSCI EAFE Index to reflect that the MSCI EAFE Index may be considered more broadly representative of the overall applicable securities market.
[2]	Since the inception of the institutional class on May 1, 2017.